Intangible assets - Summary of impairment charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets
Research and development expense	$ 539	$ 101	$ 33
Selling, general and administrative costs	144	390	12
Total	683	491	45
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Research and development expense	539	101	32
Selling, general and administrative costs	144	387	11
Total	683	488	43
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Research and development expense			1
Total	$ 95	51	1
Software development costs
Disclosure of reconciliation of changes in intangible assets
Selling, general and administrative costs		3	1
Total		$ 3	$ 1